1601 K Street, N.W., Washington, DC 20006-1221 202.778.778.9100 Fax 202.778.9100 www.klng.com

November 1, 2006

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Heritage Cash Trust
File Nos. 2-98635 and 811-4337

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 27 (“PEA No. 27”) to its Registration Statement on Form N-1A and that PEA No. 27 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9422.

Very truly yours,

/s/ Arun Murthy
Arun Murthy

cc:	Mathew Calabro
Heritage Asset Management, Inc.